Share Capital and Warrants - Movements for the warrants outstanding (Details)	12 Months Ended
	Dec. 31, 2024 $ / shares shares	Dec. 31, 2024 $ / shares shares	Dec. 31, 2023 $ / shares shares
Number of Warrants
Balance - Beginning of year | shares	26,958,699	26,958,699	24,046,640
Warrants Expired | shares			(4,929,791)
Balance -End of year | shares	78,068,475	78,068,475	26,958,699
Weighted average exercise price
Warrants exercise price - Beginning of year	$ 12.93		$ 17.86
Warrants Expired (in dollars per share)			30
Warrants exercise price - End of year	$ 7.17		$ 12.93
2024 Brokered private placement
Number of Warrants
Issued | shares	31,946,366	31,946,366
Balance -End of year | shares	31,946,366	31,946,366
Weighted average exercise price
Issued (in dollars per share)	$ 4.17
Warrants exercise price - End of year		$ 3
2024 Non-brokered private placement.
Number of Warrants
Issued | shares	19,163,410	19,163,410
Weighted average exercise price
Issued (in dollars per share)	$ 4.07
Warrants exercise price - End of year		$ 3
2023 Bought Deal Financing
Number of Warrants
Issued | shares			7,841,850
Balance -End of year | shares	11,363,933	11,363,933
Weighted average exercise price
Issued (in dollars per share)			$ 8.55
Warrants exercise price - End of year	$ 10.7